SHARE CAPITAL - Movement of Shares Issued and Outstanding (Details) - shares	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Redeemable junior preferred shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)	100,460,280	100,460,280	0	0
Issuances (in shares)	0	0	98,351,547	0
Repurchases (in shares)		0		0
Outstanding, Ending balance (in shares)	100,460,280	100,460,280	98,351,547	0
Class A exchangeable shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)	10,450,952	9,594,989	10,877,989	10,877,989
Issuances (in shares)	0	1,165,000	0	0
Repurchases (in shares)		(309,037)		0
Outstanding, Ending balance (in shares)	10,450,952	10,450,952	10,877,989	10,877,989
Class B shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)	24,000	24,000	24,000	24,000
Issuances (in shares)	0	0	0	0
Repurchases (in shares)		0		0
Outstanding, Ending balance (in shares)	24,000	24,000	24,000	24,000
Class C shareholders
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)	41,314,891	40,934,623	23,544,548	23,544,548
Issuances (in shares)	0	380,268	11,270,466	0
Repurchases (in shares)		0		0
Outstanding, Ending balance (in shares)	41,314,891	41,314,891	34,815,014	23,544,548